Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2025
Disclosure of Cash And Cash Equivalents [Abstract]
Cash and Cash Equivalents
4.	Cash and Cash Equivalents
As of December 31, this caption includes the following:

In thousands of soles	2025	2024	2023
Checking accounts (a)	274,452	217,824	226,147
Term deposits (b)	32,450	17,545	14,346
Cash funds	507	376	640
3-month deposit (cash equivalent) (c)	28,032	—	—

	335,441	235,745	241,133

(a)
As of December 31, 2025, checking accounts are held at local and foreign banks in local and foreign currency amounting to S/ 129,389 thousand and an equivalent of S/ 145,063 thousand, respectively (S/ 91,903 thousand and an equivalent of S/ 125,921 thousand as of December 31, 2024, and S/ 80,163 thousand and an equivalent of S/ 145,984 thousand as of December 31, 2023).

(b)
As of December 31, 2025, it includes overnight term deposits held at local and foreign banks in local and foreign currency amounting for S/ 5,174 thousand and equivalent to S/ 27,276 thousand respectively. These deposits were held in local and foreign financial entities, earned interest at market rates, and matured at the beginning of the first quarter of 2026 (S/ 2,615 thousand and equivalent to S/ 14,930 thousand as of December 31, 2024 with maturity at the beginning of February 2025 and S/ 1,253 thousand and equivalent to S/ 13,093 thousand as of December 31, 2023 with maturity at the beginning of February 2024).

(c)	As of December 31, 2025 the cash equivalents are short-term, highly liquid investments, with original maturities of three months or less.
The quality of the financial institutions where the Group deposits its cash has been rated as follows:

•	In accordance with the information provided by Apoyo y Asociados Internacionales S.A.C., an international rating agency (applicable to Peruvian financial entities):

In thousands of soles	2025	2024	2023
Bank deposits and accounts
A+	116,098	125,939	90,914
A-	381	268	3,128
A	23,635	3,072	9,667

	140,114	129,279	103,709

•	In accordance with the information provided by an international rating agency (applicable to Colombian financial entities):

In thousands of soles	2025	2024	2023
Bank deposits and accounts
AAA	84,824	58,011	109,647
AA+	11	10	11
AA-	—	—	5

	84,835	58,021	109,663

•	In accordance with the information provided by an international rating agency (applicable to Mexican financial entities):

In thousands of soles	2025	2024	2023
Bank deposits and accounts
A+	7,037	—	—
AAA	309	25,420	15,426
A	—	43	43
AA	—	2,367	2,083
BBB	13,116	—	9
BBB+	60,780	676	5,229
BBB-	8	3,027	1,036

	81,250	31,533	23,826

•	In accordance with the information provided by an international rating agency (applicable to Luxembourg financial entities):

In thousands of soles	2025	2024	2023
Bank deposits and accounts
A+	38	48	1,351
AA	—	16,488	—
AAA	665	—	1,944

	703	16,536	3,295